Trade and other receivables - Summary of Movement in Allowance for Expected Lifetime Credit Losses of Trade and Other Receivables (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
At 1 January		$ (11)	$ (77)	$ (69)
Adjustment arising on adoption of IFRS 9	[1]		67
Provided		(20)	(28)	(15)
Amounts written back				2
Amounts written off		14	26	6
Exchange adjustments		(1)	1	(1)
At 31 December		$ (18)	$ (11)	$ (77)

[1]	IFRS 9 was applied from 1 January 2018. Under the transition method chosen, comparative information was not restated.